Write-down and Loss on Sales of Vessels Vessel Impairment (Details) $ in Thousands	1 Months Ended				3 Months Ended				9 Months Ended
	Sep. 30, 2020 vessel	Jul. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2020 vessel	Sep. 30, 2020 USD ($) vessel	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) vessel	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Sales-type Lease, Selling Profit (Loss) | $					$ 0			$ 0	$ 44,943	$ 0
FPSO
Property, Plant and Equipment [Line Items]
Sales-type Lease, Selling Profit (Loss) | $							$ 44,900
FPSO
Property, Plant and Equipment [Line Items]
Number Of Vessels	3				3				3
Teekay Parent | FPSO
Property, Plant and Equipment [Line Items]
Asset Impairment Charges | $									$ (72,300)	(175,000)
Number Of Vessels Impaired									2
Teekay Parent | FPSO | Petrojarl Foinaven FPSO [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges | $									$ 0	(3,328)
Number Of Vessels Impaired									1
Teekay Parent | FPSO | FPSO
Property, Plant and Equipment [Line Items]
Asset Impairment Charges | $					$ (12,200)			(175,000)	$ (72,285)	(175,000)
Number Of Vessels Impaired					2				2
Teekay LNG | LNG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels	3				3				3
Teekay LNG | Multi-gas carriers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired				6
Number Of Vessels				7			7
Teekay LNG | Liquefied Gas Segment | LNG Carriers [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges | $									$ (45,000)	0
Number Of Vessels Impaired									6
Teekay Tankers | Aframax
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired	5				5				5
Teekay Tankers | Conventional Tankers | Suezmaxes Tankers Three [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired									3
Teekay Tankers | Conventional Tankers [Member] | Aframax
Property, Plant and Equipment [Line Items]
Asset Impairment Charges | $					$ (43,526)			0	$ (43,526)	0
Number Of Vessels Impaired					5				5
Ship To Ship Transfer Business [Member] | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Proceeds from Divestiture of Businesses | $		$ 12,700	$ 14,300			$ 27,100
Proceeds From Divestiture of Business Adjustment | $						$ 1,100
Operating Right Of Use Asset [Member] | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Asset Impairment Charges | $					$ (1,447)			$ 0	$ (2,091)	$ 0